Securitizations and Variable Interest Entities, Key Economic Assumptions - Mortgage Servicing Rights (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / loan	Dec. 31, 2014 USD ($) $ / loan
Decrease in fair value from:
200 basis point increase	$ 82	$ 130
Residential mortgage servicing rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 12,415	$ 12,738
Expected weighted-average life (in years)	6 years	5 years 8 months 12 days
Key economic assumptions:
Prepayment speed assumption	11.40%	12.50%
Decrease in fair value from:
10% adverse change	$ 616	$ 738
25% adverse change	$ 1,463	$ 1,754
Discount rate assumption	7.30%	7.60%
Decrease in fair value from:
100 basis point increase	$ 605	$ 617
200 basis point increase	$ 1,154	$ 1,178
Cost to service assumption ($ per loan) | $ / loan	168	179
Decrease in fair value from:
10% adverse change	$ 0	$ 0
25% adverse change	0	0
Interest-Only Strips [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 34	$ 117
Expected weighted-average life (in years)	3 years 7 months 6 days	3 years 10 months 24 days
Key economic assumptions:
Prepayment speed assumption	19.00%	11.40%
Decrease in fair value from:
10% adverse change	$ 1	$ 2
25% adverse change	$ 3	$ 6
Discount rate assumption	13.80%	18.70%
Decrease in fair value from:
100 basis point increase	$ 1	$ 2
200 basis point increase	1	4
Subordinated bonds [Member] | Consumer securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 1	$ 36
Expected weighted-average life (in years)	11 years 7 months 6 days	5 years 6 months
Key economic assumptions:
Prepayment speed assumption	15.10%	7.10%
Decrease in fair value from:
10% adverse change	$ 0	$ 0
25% adverse change	$ 0	$ 0
Discount rate assumption	10.50%	3.90%
Decrease in fair value from:
100 basis point increase	$ 0	$ 2
200 basis point increase	$ 0	$ 3
Decrease in fair value from:
Credit loss assumption	1.10%	0.40%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	0	0
Subordinated bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 342	$ 294
Expected weighted-average life (in years)	1 year 10 months 24 days	2 years 10 months 24 days
Decrease in fair value from:
Discount rate assumption	5.30%	4.70%
Decrease in fair value from:
100 basis point increase	$ 6	$ 8
200 basis point increase	$ 11	$ 15
Decrease in fair value from:
Credit loss assumption	2.80%	4.10%
Decrease in fair value from:
10% higher losses	$ 0	$ 3
25% higher losses	2	10
Senior bonds [Member] | Commercial securitizations [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 673	$ 546
Expected weighted-average life (in years)	5 years 9 months 27 days	6 years 2 months 12 days
Decrease in fair value from:
Discount rate assumption	3.00%	2.80%
Decrease in fair value from:
100 basis point increase	$ 33	$ 29
200 basis point increase	$ 63	$ 55
Decrease in fair value from:
Credit loss assumption	0.00%	0.00%
Decrease in fair value from:
10% higher losses	$ 0	$ 0
25% higher losses	0	0
Commercial mortgage servicing [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 1,700	$ 1,600
Securitizations and Variable Interest Entities Textual [Abstract]
Percentage of adverse change in interest rate	25.00%	25.00%
Decrease in fair value from 25% adverse change in interest rate	$ 150	$ 185
VIEs that we do not consolidate [Member] | Loans [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Loans receivable	$ 4,900	$ 6,500